Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Warrants

10. Warrants

In February 2019, in connection with the 2019 Term Loan Advance, the Company issued a warrant to SVB for the purchase of 75,000 shares of common stock at an exercise price of $0.09 per share (the “2019 SVB Common Stock Warrant”). The 2019 SVB Common Stock Warrant was immediately exercisable and expires in February 2029. The warrant was classified as an equity instrument and recorded at its fair value of less than $0.1 million on the date of issuance through additional paid-in-capital.

In March 2020, in connection with the 2020 Term Loan Advance, the Company issued a warrant to SVB for the purchase of 740,991 shares of common stock at an exercise price of $0.15 per share (the “2020 SVB Common Stock Warrant”). The 2020 SVB Common Stock Warrant was immediately exercisable and expires in March 2030. The warrant was classified as an equity instrument and recorded at its fair value of less than $0.1 million on the date of issuance through additional paid-in-capital.

In December 2020, in connection with the JPM Term Loan, the Company issued a warrant to JPM for the purchase of 1,000,000 shares of common stock at an exercise price of $0.16 per share (the “2020 JPM Common Stock Warrant”). The 2020 JPM Common Stock Warrant was immediately exercisable and expires in December 2030. The warrant was classified as an equity instrument and recorded at its fair value of $0.1 million on the date of issuance through additional paid-in-capital.

As of June 30, 2021 and December 31, 2020, warrants to purchase the following classes of Preferred Stock and Common Stock outstanding consisted of the following in the table below.

Preferred stock warrants outstanding

June 30, 2021 and December 31, 2020
				Shares Issuable	Weighted
	Contractual	Underlying		Upon	Average
	Term	Equity	Balance Sheet	Exercise of	Exercise
Issuance Date	(in years)	Instrument	Classification	Warrant	Price
March 17, 2014	10	Common stock	Liability	250,000	$0.09
September 28, 2016	10	Preferred Stock	Temporary Equity	2,686,246	$0.001
July 5, 2017	10	Common stock	Equity	375,000	$0.09
February 12, 2019	10	Common stock	Equity	75,000	$0.09
March 30, 2020	10	Common stock	Equity	740,991	$0.15
December 3, 2020	10	Common stock	Equity	1,000,000	$0.16
				5,127,237

As a result of changes in the fair value of these warrants, the Company recorded other expense of $0.2 million and $0 for the three months ended June 30, 2021 and 2020, and $0.9 million and $0 for the six months ended June 30, 2021, and 2020, respectively.

9.     Warrants

In February 2019, in connection with the 2019 Term Loan Advance, the Company issued a warrant to SVB for the purchase of 75,000 shares of common stock at an exercise price of $0.09 per share (the “2019 SVB Common Stock Warrant”). The 2019 SVB Common Stock Warrant was immediately exercisable and expires in February 2029. The warrant was classified as an equity instrument and recorded at its fair value of less than $0.1 million on the date of issuance through additional paid-in-capital.

In March 2020, in connection with the 2020 Term Loan Advance, the Company issued a warrant to SVB for the purchase of 740,991 shares of common stock at an exercise price of $0.15 per share (the “2020 SVB Common Stock Warrant”). The 2020 SVB Common Stock Warrant was immediately exercisable and expires in March 2030. The warrant was classified as an equity instrument and recorded at its fair value of less than $0.1 million on the date of issuance through additional paid-in-capital.

In December 2020, in connection with the JPM Term Loan, the Company issued a warrant to JPM for the purchase of 1,000,000 shares of common stock at an exercise price of $0.16 per share (the “2020 JPM Common Stock Warrant”). The 2020 JPM Common Stock Warrant was immediately exercisable and expires in December 2030. The warrant was classified as an equity instrument and recorded at its fair value of $0.1 million on the date of issuance through additional paid-in-capital.

As of December 31, 2020 and 2019, warrants to purchase the following classes of Preferred Stock and Common Stock outstanding consisted of the following:

December 31, 2020
	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise	Average
Issuance Date	(in years)	Instrument	Classification	of Warrant	Exercise Price
March 17, 2014	10	Common stock	Liability	250,000	$0.09
September 28, 2016	10	Preferred Stock	Temporary Equity	2,686,246	$0.001
July 5, 2017	10	Common stock	Equity	375,000	$0.09
February 12, 2019	10	Common stock	Equity	75,000	$0.09
March 30, 2020	10	Common stock	Equity	740,991	$0.15
December 3, 2020	10	Common stock	Equity	1,000,000	$0.16
				5,127,237

December 31, 2019
	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise of	Average
Issuance Date	(in years)	Instrument	Classification	Warrant	Exercise Price
March 17, 2014	10	Common stock	Liability	250,000	$0.09
September 28, 2016	10	Preferred Stock	Temporary Equity	2,686,246	$0.001
July 5, 2017	10	Common stock	Equity	375,000	$0.09
February 12, 2019	10	Common stock	Equity	75,000	$0.09
				3,386,246

As a result of changes in the fair value of these warrants, the Company recorded other income (expense) of less than $0.1 million and less than $0.1 million for the years ended December 31, 2020 and 2019, respectively.